Income Taxes (Narrative) (Details) (USD $)	6 Months Ended
Jul. 31, 2012
Income Taxes [Abstract]
Loss carryovers	$ 3,924,230
Loss carryovers, expiration date, beginning	2025
Cumulative change in ownership that could limit use of loss carryforward	50.00%
Period of time during which change of ownership is cumulative	3 years
Uncertain tax position, likelihood of being sustained, threshold for recognition.	50.00%